Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 27,000	$ 27,000	$ 27,000
Additions to tax positions - current year	1,000	1,000	1,000
Additions to tax positions - prior years	16,000	0	0
Reductions to tax positions - prior years	(1,000)	0	(1,000)
Settlements	(29,000)	0	0
Balance at end of year	$ 15,000	$ 27,000	$ 27,000